UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------
         This Amendment (Check only one.):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Blue Harbour Group, LP
Address:          646 Steamboat Rd.
                  Greenwich, Connecticut 06830

Form 13F File Number:      028-11705
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Ernenwein
Title:            Chief Financial Officer
Phone:            203.422.6564

Signature, Place, and Date of Signing:


 /s/ John Ernenwein            Greenwich, Connecticut         November 14, 2008
-------------------------      ----------------------         -----------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                                         ----
Form 13F Information Table Entry Total:                                    17
                                                                      -------
Form 13F Information Table Value Total:                              $866,383
                                                                   ----------
                                                                   (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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

                                                       Blue Harbour Group, LP
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2008


                                                                                     INVESTMENT DISCRETION        VOTING AUTHORITY
                                                 FAIR MARKET
                               TITLE OF   CUSIP     VALUE       SHARES /  SH/ PUT/        SHARED   SHARED OTHER
ISSUER                           CLASS    NUMBER  (X 1000S)   PRN AMOUNT  PRN CALL   SOLE DEFINED  OTHER MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC                  COM    035290105 $56,029       941,507  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC             COM    121208201 $2,734        111,300  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEW      COM    203668108 $74,606     2,545,425  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
COPART INC                        COM    217204106 $79,007     2,079,125  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
DOMINOS PIZZA INC                 COM    25754A201 $82,231     6,773,543  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                       COM    294429105 $33,454       971,102  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
GRANITE CONSTR INC                COM    387328107 $32,402       904,566  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
HARRIS CORP DEL                   COM    413875105 $18,480       400,000  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
HELIX ENERGY SOLUTIONS GRP I      COM    42330P107 $26,344     1,085,000  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                   COM    46185R100 $36,528       966,358  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
JOURNAL COMMUNICATIONS INC       CL A    481130102 $2,431        498,100  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC                 COM    600544100 $52,401     2,141,443  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                     COM    682680103 $135,228    3,931,033  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD        CL A    G67743107 $14,979       620,750  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
PHILLIPS VAN HEUSEN CORP          COM    718592108 $92,192     2,431,869  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SIGNET JEWELERS LIMITED           COM    G81276100 $31,038     1,327,537  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW                COM    844030106 $96,299     4,663,408  SH         SOLE                          X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                     $866,383
------------------------------------------------------------------------------------------------------------------------------------
